Mining Interests - Investments in Associates and Joint Venture - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
NuevaUnion SpA [member]
Disclosure of associates and joint ventures [line items]
Ownership interest	50.00%
Pueblo Viejo Dominicana Corporation [member]
Disclosure of associates and joint ventures [line items]
Ownership interest	40.00%
Minera Alumbrera Limited [member]
Disclosure of associates and joint ventures [line items]
Ownership interest	37.50%
Leagold Mining Corporation [member]
Disclosure of associates and joint ventures [line items]
Ownership interest	22.90%